Shareholder Report, Holdings (Details)	May 31, 2026
C000005493 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005493 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005493 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005493 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005493 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005493 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005493 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005493 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005493 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005493 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005493 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000005493 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000005493 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000005493 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005493 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005494 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005494 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005494 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005494 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005494 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005494 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005494 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005494 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005494 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005494 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005494 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000005494 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000005494 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000005494 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005494 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005495 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005495 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005495 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005495 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005495 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005495 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005495 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005495 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005495 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005495 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005495 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000005495 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000005495 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000005495 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005495 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000244822 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000244822 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000244822 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244822 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244822 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244822 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244822 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244822 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244822 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244822 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244822 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000244822 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000244822 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000244822 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244822 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%